Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating Activities:
Net Income	$ 557,658	$ 718,998
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	315,154	294,251
Change in deferred taxes, net	(6,570)	64,934
(Gain) loss on sale of fixed assets	2,546	1,004
Stock Option Compensation Expense	12,777	12,949
Cash outflow from hedging	(4,028)	(14,074)
Investment gain	0	139,600
Dividend income from equity method investees	14,751	28,979
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(62,574)	(12,498)
Inventories, net	(34,265)	(64,821)
Prepaid expenses, other current and non-current assets	28,776	124,258
Accounts receivable, related parties	(56,774)	(101,405)
Accounts payable, related parties	78,094	82,647
Accounts payable, accrued expenses and other current and non-current liabilities	(9,009)	17,328
Income tax payable	12,801	(47,012)
Net cash provided by (used in) operating activities	840,537	931,960
Investing Activities:
Purchases of property, plant and equipment	(333,642)	(277,423)
Proceeds from sale of property, plant and equipment	14,796	3,664
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(101,809)	(1,748,179)
Proceeds from divestitures	17,824	228,206
Net cash (used in) provided by investing activities	(402,831)	(1,793,732)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	64,703	57,332
Repayments of short-term borrowings and other financial liabilities	(62,148)	(67,162)
Proceeds from short-term borrowings from related parties	4,203	38,907
Repayments of short-term borrowings from related parties	(5,819)	(13,743)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs and other hedging costs of $156,406 in 2012)	203,080	2,028,913
Repayments of long-term debt and capital lease obligations	(169,796)	(555,746)
Increase (decrease) of accounts receivable securitization program	23,000	(82,500)
Proceeds from exercise of stock options	36,142	22,748
Payment of dividends [N]	(296,134)	(271,733)
Purchase of treasury stock	(230,654)	0
Distributions to Noncontrolling interests	(117,855)	(79,334)
Contributions from noncontrolling interests	27,157	11,763
Cash provided by (used in) financing activities	(524,121)	1,089,445
Effect of exchange rate changes on cash and cash equivalents	(15,768)	(7,587)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(102,183)	220,086
Cash and cash equivalents at beginning of period	688,040	457,292
Cash and cash equivalents at end of period	$ 585,857	$ 677,378